Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B and Class C
September 29, 2015
Prospectus

The Board of Trustees of the funds approved the conversion of all existing Class B shares of the funds into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

The Board of Trustees has approved a fund name change from Fidelity Advisor® Electronics Fund to Fidelity Advisor® Semiconductors Fund effective October 1, 2016. The Board of Trustees has also approved, subject to shareholder approval, a proposal to eliminate Fidelity Advisor® Biotechnology Fund’s, Fidelity Advisor® Communications Equipment Fund's, Fidelity Advisor® Consumer Discretionary Fund's, Fidelity Advisor® Electronics Fund's, Fidelity Advisor® Energy Fund's, Fidelity Advisor® Financial Services Fund's, Fidelity Advisor® Health Care Fund's, Fidelity Advisor® Industrials Fund's, Fidelity Advisor® Technology Fund's, and Fidelity Advisor® Utilities Fund's fundamental “invests primarily” policy. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the Board of Trustees has approved, subject to shareholder approval, a proposal to modify the fundamental concentration policies of Fidelity Advisor® Communications Equipment Fund, Fidelity Advisor® Consumer Discretionary Fund, Fidelity Advisor® Energy Fund, Fidelity Advisor® Financial Services Fund, Fidelity Advisor® Health Care Fund, Fidelity Advisor® Industrials Fund, Fidelity Advisor® Technology Fund, and Fidelity Advisor® Utilities Fund. A meeting of the shareholders of each fund will be held during the third quarter of 2016 to vote on these proposals. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

The following information replaces similar information found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions".

Each fund normally pays dividends and capital gain distributions in December.

AFOC-16-03 1.480125.186	June 2, 2016

Supplement to the
Fidelity Advisor Focus Funds®
Class I
September 29, 2015
Prospectus

The Board of Trustees has approved a fund name change from Fidelity Advisor® Electronics Fund to Fidelity Advisor® Semiconductors Fund effective October 1, 2016. The Board of Trustees has also approved, subject to shareholder approval, a proposal to eliminate Fidelity Advisor® Biotechnology Fund’s, Fidelity Advisor® Communications Equipment Fund's, Fidelity Advisor® Consumer Discretionary Fund's, Fidelity Advisor® Electronics Fund's, Fidelity Advisor® Energy Fund's, Fidelity Advisor® Financial Services Fund's, Fidelity Advisor® Health Care Fund's, Fidelity Advisor® Industrials Fund's, Fidelity Advisor® Technology Fund's, and Fidelity Advisor® Utilities Fund's fundamental “invests primarily” policy. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the Board of Trustees has approved, subject to shareholder approval, a proposal to modify the fundamental concentration policies of Fidelity Advisor® Communications Equipment Fund, Fidelity Advisor® Consumer Discretionary Fund, Fidelity Advisor® Energy Fund, Fidelity Advisor® Financial Services Fund, Fidelity Advisor® Health Care Fund, Fidelity Advisor® Industrials Fund, Fidelity Advisor® Technology Fund, and Fidelity Advisor® Utilities Fund. A meeting of the shareholders of each fund will be held during the third quarter of 2016 to vote on these proposals. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

The following information replaces similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" and the sub-heading "Eligibility".

4. Current or former Trustees or officers of a Fidelity® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

The following information replaces similar information found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions".

Each fund normally pays dividends and capital gain distributions in December.

AFOCI-16-02 1.479771.180	June 2, 2016

Supplement to the
Fidelity Advisor® Real Estate Fund
Class A, Class T, Class B and Class C
September 29, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Fidelity Advisor® Real Estate Fund’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the third quarter of 2016, to vote on this proposal. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

The following information replaces similar information found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions".

The fund normally pays dividends in March, June, September, and December and pays capital gain distributions in December.

ARE-16-03 1.777594.125	June 2, 2016

Supplement to the
Fidelity Advisor® Real Estate Fund
Class I
September 29, 2015
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Fidelity Advisor® Real Estate Fund’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the third quarter of 2016, to vote on this proposal. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

The following information replaces similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" and the sub-heading "Eligibility".

4. Current or former Trustees or officers of a Fidelity® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

The following information replaces similar information found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions".

The fund normally pays dividends in March, June, September, and December and pays capital gain distributions in December.

AREI-16-02 1.783271.121	June 2, 2016